18. SEGMENT REPORTING	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
NOTE 18. SEGMENT REPORTING

The Company measures segment income as gross profit less interest expenses.  The reportable segments are components of the Company which offer different products or services and are separately managed, with separate financial information available that is separately evaluated regularly by the Company’s Chief Executive Officer in determining the performance of the business. Income tax expenses are not allocated to the segments.

The Company operated three segments: commercial vehicle sales, servicing, leasing and support segment, Internet-based business segment and office leasing segment.

Three months ended June 30, 2015

(in thousands)

	Commercial Vehicles, Finance and Insurance Businesses	Internet-based business	Office Leasing	Totals

Segment revenues	$66,301	$7,884	$2,358	$76,543

Cost of sales	$54,540	$—	$556	$55,096

Gross profit	$11,761	$7,884	$1,802	$21,447

Interest expense	$2,745	$3,031	$—	$5,776

Six months ended June 30, 2015

(in thousands)

	Commercial Vehicles, Finance and Insurance Businesses	Internet-based business	Office Leasing	Totals

Segment revenues	$131,625	$11,610	$4,491	$147,726

Cost of sales	$105,814	$—	$1,126	$106,940

Gross profit	$25,811	$11,610	$3,365	$40,786

Interest expense	$5,734	$5,170	$—	$10,904

Three months ended June 30, 2014

(in thousands)

	Commercial Vehicles, Finance and Insurance Businesses	Internet-based business	Office Leasing	Totals

Segment revenues	$252,247	$—	$950	$253,197

Cost of sales	$227,925	$—	$613	$228,538

Gross profit	$24,322	$—	$337	$24,659

Interest expense	$5,916	$—	$—	$5,916

Six months ended June 30, 2014

(in thousands)

	Commercial Vehicles, Finance and Insurance Businesses	Internet-based business	Office Leasing	Totals

Segment revenues	$410,236	$—	$1,402	$411,638

Cost of sales	$365,991	$—	$1,245	$367,236

Gross profit	$44,245	$—	$157	$44,402

Interest expense	$10,445	$—	$—	$10,445

The carrying values of the assets of the office leasing segment as of June 30, 2015 and December 31, 2014 are $92.5 million and $93.4 million, respectively. The remaining carrying values of assets as of June 30, 2015 and December 31, 2014 are $587.5 million and $519.2 million, respectively, which are related to the commercial vehicles, finance and insurance segment and the Internet-based business segment.